Note O - Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Inputs, Level 1 [Member] | US Government-sponsored Enterprises Debt Securities [Member]
Assets measured on a recurring basis
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Assets measured on a nonrecurring basis
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Assets measured on a nonrecurring basis
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Assets measured on a nonrecurring basis
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member] | Commercial Portfolio Segment [Member]
Assets measured on a nonrecurring basis
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Assets measured on a recurring basis
Fair Value, Inputs, Level 1 [Member] | Other Real Estate Owned [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Assets measured on a nonrecurring basis
Fair Value, Inputs, Level 2 [Member] | US Government-sponsored Enterprises Debt Securities [Member]
Assets measured on a recurring basis	13,473	10,544
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Assets measured on a nonrecurring basis
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Assets measured on a nonrecurring basis
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Assets measured on a nonrecurring basis
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member] | Commercial Portfolio Segment [Member]
Assets measured on a nonrecurring basis
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Assets measured on a recurring basis	87,652	85,946
Fair Value, Inputs, Level 2 [Member] | Other Real Estate Owned [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Assets measured on a nonrecurring basis
Fair Value, Inputs, Level 3 [Member] | US Government-sponsored Enterprises Debt Securities [Member]
Assets measured on a recurring basis
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Assets measured on a nonrecurring basis	216	1,985
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Assets measured on a nonrecurring basis		3,536
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Assets measured on a nonrecurring basis	756
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member] | Commercial Portfolio Segment [Member]
Assets measured on a nonrecurring basis		298
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Assets measured on a recurring basis
Fair Value, Inputs, Level 3 [Member] | Other Real Estate Owned [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Assets measured on a nonrecurring basis	$ 822	$ 754